Schedule Of Derivatives Not Designated As Hedging, By Statement Of Operations Location (Detail) (Not Designated as Hedging Instrument, Interest Rate Swap, USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Sep. 29, 2012	Oct. 01, 2011
Other Expense (Income)
Derivative Instruments, Gain (Loss) [Line Items]
2010 Swaps	$ (1)	$ (3)		$ (2)
Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
2010 Swaps	$ 1	$ 1	$ 4	$ 1